Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Net Income (Loss)	$ 1,043,601	$ 25,865,673	$ 33,333,746
Other Comprehensive Income (Loss):
Unrealized gains (losses) during period	(7,247,688)	862,930	8,297,119
Income tax (provision) benefit	2,111,649	(332,201)	(2,160,903)
Net unrealized (losses) gains	(5,136,039)	530,729	6,136,216
Reclassification of (gains)/losses to Net Income (Loss)	9,130	51,218	7
Other Comprehensive Income (Loss)	(5,145,169)	479,511	6,136,209
Total Comprehensive Income (Loss)	$ (4,101,568)	$ 26,345,184	$ 39,469,955